UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ridgecrest Investment Management, LLC
Address:    767 Third Avenue, 20th Floor
            New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Todd McElroy
Title:      Chief Financial Officer
Phone:      (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy              New York, New York                    May 17, 2010
--------------------------------------------------------------------------------
  [Signature]                   [City, State]                           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0
                                                           -----------
Form 13F Information Table Entry Total:                    112
                                                           -----------
Form 13F Information Table Value Total:                    $82,382
                                                           -----------
                                                           (thousands)


List of Other Included Managers:

None

                                                               MKT VALUE     SHS/    SH/   PUT/  INVESTMENT     VOTING AUTHORITY
               ISSUER                 TYPE          CUSIP      (1,000'S)   PRN AMT   PRN   CALL  DISCRETION   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1ST UNITED BANCORP INC/NORTH      Common Stock    33740N105        $170     21,100    SH            SOLE      21,100      0      0
AECOM TECHNOLOGY CORP             Common Stock    00766T100        $851     30,000    SH            SOLE      30,000      0      0
AMERICAN EAGLE OUTFITTERS         Common Stock    02553E106        $926     50,000    SH            SOLE      50,000      0      0
ANADIGICS INC                     Common Stock    032515108        $243     50,000    SH            SOLE      50,000      0      0
ANDERSONS INC/THE                 Common Stock    034164103      $1,004     30,000    SH            SOLE      30,000      0      0
ANNTAYLOR STORES CORP             Common Stock    036115103        $621     30,000    SH            SOLE      30,000      0      0
ARCH COAL INC                     Common Stock    039380100        $628     27,500    SH            SOLE      27,500      0      0
ARCHER-DANIELS-MIDLAND CO         Common Stock    039483102        $578     20,000    SH            SOLE      20,000      0      0
ARMSTRONG WORLD INDUSTRIES        Common Stock    04247X102        $363     10,000    SH            SOLE      10,000      0      0
ARTHROCARE CORP                   Common Stock    043136100      $1,412     47,500    SH            SOLE      47,500      0      0
ARVINMERITOR INC                  Common Stock    043353101        $467     35,000    SH            SOLE      35,000      0      0
ASHLAND INC                       Common Stock    044209104        $792     15,000    SH            SOLE      15,000      0      0
BANK OF AMERICA CORP              Common Stock    060505104      $1,160     65,000    SH            SOLE      65,000      0      0
BEACON ROOFING SUPPLY INC         Common Stock    073685109        $765     40,000    SH            SOLE      40,000      0      0
BIG LOTS INC                      Common Stock    089302103      $1,093     30,000    SH            SOLE      30,000      0      0
BIOVAIL CORP                      Common Stock    09067J109        $671     40,000    SH            SOLE      40,000      0      0
BROADRIDGE FINANCIAL SOLUTIO      Common Stock    11133T103      $1,604     75,000    SH            SOLE      75,000      0      0
BROCADE COMMUNICATIONS SYS        Common Stock    111621306        $428     75,000    SH            SOLE      75,000      0      0
BUCKEYE TECHNOLOGIES INC          Common Stock    118255108        $896     68,500    SH            SOLE      68,500      0      0
CALGON CARBON CORP                Common Stock    129603106        $856     50,000    SH            SOLE      50,000      0      0
CARBO CERAMICS INC                Common Stock    140781105        $623     10,000    SH            SOLE      10,000      0      0
CARDTRONICS INC                   Common Stock    14161H108        $251     20,000    SH            SOLE      20,000      0      0
CBS CORP-CLASS B NON VOTING       Common Stock    124857202      $1,115     80,000    SH            SOLE      80,000      0      0
CHICAGO BRIDGE & IRON-NY SHR      Common Stock    167250109        $698     30,000    SH            SOLE      30,000      0      0
CHIQUITA BRANDS INTL              Common Stock    170032809        $787     50,000    SH            SOLE      50,000      0      0
CIA CERVECERIAS UNIDAS-ADR        Common Stock    204429104        $750     20,000    SH            SOLE      20,000      0      0
CIENA CORP                        Common Stock    171779309        $610     40,000    SH            SOLE      40,000      0      0
CONVERGYS CORP                    Common Stock    212485106        $920     75,000    SH            SOLE      75,000      0      0
CORNING INC                       Common Stock    219350105        $808     40,000    SH            SOLE      40,000      0      0
CSX CORP                          Common Stock    126408103      $1,273     25,000    SH            SOLE      25,000      0      0
DOMINO'S PIZZA INC                Common Stock    25754A201        $477     35,000    SH            SOLE      35,000      0      0
EMCOR GROUP INC                   Common Stock    29084Q100        $369     15,000    SH            SOLE      15,000      0      0
ENDOLOGIX INC                     Common Stock    29266S106        $141     35,000    SH            SOLE      35,000      0      0
ENERGY TRANSFER PARTNERS LP       PTP             29273R109        $937     20,000    SH            SOLE      20,000      0      0
ENTROPIC COMMUNICATIONS INC       Common Stock    29384R105        $635    125,000    SH            SOLE      125,000     0      0
EOG RESOURCES INC                 Common Stock    26875P101        $929     10,000    SH            SOLE      10,000      0      0
EV3 INC                           Common Stock    26928A200        $476     30,000    SH            SOLE      30,000      0      0
FEDERAL SIGNAL CORP               Common Stock    313855108        $631     70,000    SH            SOLE      70,000      0      0
FEDEX CORP                        Common Stock    31428X106      $1,401     15,000    SH            SOLE      15,000      0      0
FINISH LINE/THE - CL A            Common Stock    317923100        $409     25,000    SH            SOLE      25,000      0      0
FIRST CALIFORNIA FINANCIAL G      Common Stock    319395109        $396    150,000    SH            SOLE      150,000     0      0
FIRST MIDWEST BANCORP INC/IL      Common Stock    320867104        $271     20,000    SH            SOLE      20,000      0      0
FMC CORP                          Common Stock    302491303      $2,119     35,000    SH            SOLE      35,000      0      0
FOMENTO ECONOMICO MEX-SP ADR      ADR             344419106      $1,188     25,000    SH            SOLE      25,000      0      0
GANNETT CO                        Common Stock    364730101        $826     50,000    SH            SOLE      50,000      0      0
GENWORTH FINANCIAL INC-CL A       Common Stock    37247D106        $550     30,000    SH            SOLE      30,000      0      0
GOODYEAR TIRE & RUBBER CO         Common Stock    382550101        $316     25,000    SH            SOLE      25,000      0      0
GOVERNMENT PROPERTIES INCOME      Common Stock    38376A103      $1,561     60,000    SH            SOLE      60,000      0      0
GREEN PLAINS RENEWABLE ENERG      Common Stock    393222104        $571     40,000    SH            SOLE      40,000      0      0
HALLIBURTON CO                    Common Stock    406216101        $753     25,000    SH            SOLE      25,000      0      0
HALOZYME THERAPEUTICS INC         Common Stock    40637H109        $439     55,000    SH            SOLE      55,000      0      0
HECKMANN CORP                     Common Stock    422680108        $696    120,000    SH            SOLE      120,000     0      0
HEXCEL CORP                       Common Stock    428291108        $433     30,000    SH            SOLE      30,000      0      0
INTERNATIONAL PAPER CO            Common Stock    460146103        $677     27,500    SH            SOLE      27,500      0      0
INTERNET BRANDS INC-CL A          Common Stock    460608102        $277     30,000    SH            SOLE      30,000      0      0
JACK IN THE BOX INC               Common Stock    466367109        $942     40,000    SH            SOLE      40,000      0      0
JARDEN CORP                       Common Stock    471109108        $832     25,000    SH            SOLE      25,000      0      0
JPMORGAN CHASE & CO               Common Stock    46625H100      $2,238     50,000    SH            SOLE      50,000      0      0
KAISER ALUMINUM CORP              Common Stock    483007704        $964     25,000    SH            SOLE      25,000      0      0
KAPSTONE PAPER AND PACKAGING      Common Stock    48562P103        $297     25,000    SH            SOLE      25,000      0      0
KBR INC                           Common Stock    48242W106        $665     30,000    SH            SOLE      30,000      0      0
KENNAMETAL INC                    Common Stock    489170100        $492     17,500    SH            SOLE      17,500      0      0
KRAFT FOODS INC-CLASS A           Common Stock    50075N104      $1,058     35,000    SH            SOLE      35,000      0      0
KRATON PERFORMANCE POLYMERS       Common Stock    50077C106        $902     50,500    SH            SOLE      50,500      0      0
L-3 COMMUNICATIONS HOLDINGS       Common Stock    502424104        $916     10,000    SH            SOLE      10,000      0      0
LECG CORP                         Common Stock    523234102         $89     30,000    SH            SOLE      30,000      0      0
LINCOLN EDUCATIONAL SERVICES      Common Stock    533535100        $633     25,000    SH            SOLE      25,000      0      0
LINCOLN NATIONAL CORP             Common Stock    534187109      $1,382     45,000    SH            SOLE      45,000      0      0
MASTEC INC                        Common Stock    576323109        $631     50,000    SH            SOLE      50,000      0      0
MATTSON TECHNOLOGY INC            Common Stock    577223100        $457    100,000    SH            SOLE      100,000     0      0
MCDERMOTT INTL INC                Common Stock    580037109        $673     25,000    SH            SOLE      25,000      0      0
MERCK & CO. INC.                  Common Stock    58933Y105        $937     25,099    SH            SOLE      25,099      0      0
METALICO INC                      Common Stock    591176102        $449     75,000    SH            SOLE      75,000      0      0
METLIFE INC                       Common Stock    59156R108      $1,084     25,000    SH            SOLE      25,000      0      0
MICRON TECHNOLOGY INC             Common Stock    595112103        $622     60,000    SH            SOLE      60,000      0      0
MICROSOFT CORP                    Common Stock    594918104      $1,318     45,000    SH            SOLE      45,000      0      0
MUELLER WATER PRODUCTS INC-A      Common Stock    624758108        $335     70,000    SH            SOLE      70,000      0      0
NCR CORPORATION                   Common Stock    62886E108      $1,242     90,000    SH            SOLE      90,000      0      0
NEWELL RUBBERMAID INC             Common Stock    651229106        $760     50,000    SH            SOLE      50,000      0      0
NEWFIELD EXPLORATION CO           Common Stock    651290108        $130      2,500    SH            SOLE      2,500       0      0
NORTH AMERICAN ENERGY PARTNE      Common Stock    656844107        $384     40,000    SH            SOLE      40,000      0      0
NUSTAR GP HOLDINGS LLC            Common Stock    67059L102        $711     24,000    SH            SOLE      24,000      0      0
O'REILLY AUTOMOTIVE INC           Common Stock    686091109        $730     17,500    SH            SOLE      17,500      0      0
OCCIDENTAL PETROLEUM CORP         Common Stock    674599105      $1,268     15,000    SH            SOLE      15,000      0      0
OREXIGEN THERAPEUTICS INC         Common Stock    686164104        $118     20,000    SH            SOLE      20,000      0      0
ORIENT PAPER INC                  Common Stock    68619F205        $167     20,000    SH            SOLE      20,000      0      0
ORION MARINE GROUP INC            Common Stock    68628V308        $812     45,000    SH            SOLE      45,000      0      0
OWENS-ILLINOIS INC                Common Stock    690768403        $533     15,000    SH            SOLE      15,000      0      0
PLAINS EXPLORATION & PRODUCT      Common Stock    726505100      $1,050     35,000    SH            SOLE      35,000      0      0
QKL STORES INC                    Common Stock    74732Y105         $96     14,900    SH            SOLE      14,900      0      0
QUALITY DISTRIBUTION INC          Common Stock    74756M102        $241     40,000    SH            SOLE      40,000      0      0
ROSETTA RESOURCES INC             Common Stock    777779307        $589     25,000    SH            SOLE      25,000      0      0
SOLUTIA INC                       Common Stock    834376501        $967     60,000    SH            SOLE      60,000      0      0
ST MARY LAND & EXPLORATION        Common Stock    792228108        $609     17,500    SH            SOLE      17,500      0      0
STILLWATER MINING CO              Common Stock    86074Q102        $974     75,000    SH            SOLE      75,000      0      0
STONERIDGE INC                    Common Stock    86183P102        $346     35,000    SH            SOLE      35,000      0      0
TITAN MACHINERY INC               Common Stock    88830R101        $274     20,000    SH            SOLE      20,000      0      0
TREX COMPANY INC                  Common Stock    89531P105        $532     25,000    SH            SOLE      25,000      0      0
TRUEBLUE INC                      Common Stock    89785X101      $1,163     75,000    SH            SOLE      75,000      0      0
UNITED STATES STEEL CORP          Common Stock    912909108        $318      5,000    SH            SOLE      5,000       0      0
VAALCO ENERGY INC                 Common Stock    91851C201        $148     30,000    SH            SOLE      30,000      0      0
VALASSIS COMMUNICATIONS INC       Common Stock    918866104        $974     35,000    SH            SOLE      35,000      0      0
VIASAT INC                        Common Stock    92552V100      $1,038     30,000    SH            SOLE      30,000      0      0
VIRGIN MEDIA INC                  Common Stock    92769L101      $1,036     60,000    SH            SOLE      60,000      0      0
VODAFONE GROUP PLC-SP ADR         ADR             92857W209        $699     30,000    SH            SOLE      30,000      0      0
WABASH NATIONAL CORP              Common Stock    929566107        $701    100,000    SH            SOLE      100,000     0      0
WABCO HOLDINGS INC                Common Stock    92927K102        $449     15,000    SH            SOLE      15,000      0      0
WALT DISNEY CO/THE                Common Stock    254687106        $873     25,000    SH            SOLE      25,000      0      0
WATSCO INC                        Common Stock    942622200      $1,706     30,000    SH            SOLE      30,000      0      0
WESTWAY GROUP INC                 Common Stock    96169B100        $226     50,000    SH            SOLE      50,000      0      0
WONDER AUTO TECHNOLOGY INC        Common Stock    978166106        $476     45,000    SH            SOLE      45,000      0      0
WYNDHAM WORLDWIDE CORP            Common Stock    98310W108      $1,287     50,000    SH            SOLE      50,000      0      0
                                                                $82,382